Prudential Day One Income Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 90.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	409,153	$3,584,182
PGIM Global Real Estate Fund (Class R6)	73,390	1,354,052
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	18,326	224,682
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	194,725	1,349,441
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	78,314	1,024,346
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	139,680	2,378,749
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	24,045	224,822
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	83,388	1,302,522
PGIM TIPS Fund (Class R6)	585,718	5,125,032
PGIM Total Return Bond Fund (Class R6)	297,512	3,579,069

Total Long-Term Investments (cost $20,587,058)		20,146,897

Short-Term Investment 10.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,265,234)	2,265,234	2,265,234

TOTAL INVESTMENTS 100.1% (cost $22,852,292)(wd)		22,412,131
Liabilities in excess of other assets (0.1)%		(20,274)

Net Assets 100.0%		$22,391,857

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds